STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS
REVENUE, NET	$ 213,813	$ 237,465	$ 953,681	$ 480,713
COST OF REVENUES
Cost of revenues	90,719	134,251	543,639	307,168
GROSS PROFIT	123,094	103,214	410,042	173,545
OPERATING EXPENSES
Selling and marketing	210,030	56,134	596,936	213,410
General and administrative	34,547	11,879	92,885	61,735
Professional fees	69,566	23,376	46,340	82,061
Uncollectible receivables			10,000	0
Directors Fees			0	440,694
Total operating expenses	314,143	91,389	746,161	797,900
INCOME (LOSS) FROM OPERATIONS	(191,049)	11,825	(336,119)	(624,355)
OTHER INCOME (EXPENSE)
Interest income (expense)	0	(1,402)	(2,785)	(12,156)
Interest income (expense), non-cash item			0	(5,604)
Recovery of retailer chargebacks			0	163,765
Loss on debt settlement			0	(14,370)
Gain on forgiveness of accounts payable			0	15,042
Total other expense	0	(1,402)	(2,785)	146,677
INCOME (LOSS) BEFORE INCOME TAXES	(191,049)	10,423	(338,904)	(477,678)
PROVISION FOR (BENEFIT FROM) INCOME TAXES	0	0	0	0
NET INCOME (LOSS)	$ (191,049)	$ 10,423	$ (338,904)	$ (477,678)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	13,848,630	11,627,949	12,877,355	11,467,101
NET INCOME (LOSS) PER SHARE - BASIC AND DILUTED	$ (0.01)	$ 0.00	$ (0.03)	$ (0.04)
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - BASIC AND DILUTED	$ (0.02)	$ (0.00)	$ (0.03)	$ (0.05)